Vessels, net - Additional information (Details) $ in Thousands		1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended		12 Months Ended
	Jan. 04, 2018 USD ($)	Jan. 19, 2017 USD ($)	Mar. 10, 2017 USD ($)	Apr. 06, 2017 USD ($)	May 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jul. 24, 2018 USD ($)	Jul. 18, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 27, 2018 USD ($)	Apr. 27, 2018 USD ($)	Apr. 02, 2018 USD ($)	Dec. 19, 2017 USD ($)	May 15, 2017 USD ($)	Apr. 27, 2017 USD ($)	Apr. 12, 2017 USD ($)	Mar. 31, 2017 USD ($)	Mar. 24, 2017 USD ($)	Mar. 01, 2017 USD ($)	Feb. 14, 2017 USD ($)	Feb. 10, 2017 USD ($)
Impairment loss, gain/(loss) from sale of vessel and other						$ 5,109	$ (300)
Payment of purchase price						43,824	434,872
Amount drawn down						50,333	79,000
Voyage and time charter revenues						87,311	28,189
Amount used for repayment of debt						84,072	$ 15,830
Vessels, net
Interest Costs Capitalized						84				$ 2,426
Capitalized expenses						$ 245				8,834
Aframax tanker under construction Balla
Delivery Date						April 27, 2017
Purchase price																						$ 44,500
Second hand Very Large Crude Carrier Shiraga
Delivery Date						June 9, 2017
Purchase price																					$ 57,000
Second hand Aframax Tanker Stamos
Delivery Date						May 15, 2017
Purchase price																				$ 29,000
Marini, Morandi, Bacon and Judd
Number of vessels																			4
Purchase price																			$ 120,540
Second-hand Newcastle drybulk vessel Marini
Delivery Date						May 2, 2017
Second-hand Newcastle drybulk vessel Morandi
Delivery Date						July 5, 2017
Second-hand Newcastle drybulk vessel Bacon
Delivery Date						July 6, 2017
Fair value of below market acquired time charters																			0
Second-hand Newcastle drybulk vessel Judd
Delivery Date						July 13, 2017
Fair value of below market acquired time charters																			$ 516
Voyage and time charter revenues										516
Kelly, Matisse and Valadon drybulk vessels
Number of vessels																		3
Purchase price																		$ 71,000
Kamsarmax Drybulk secondhand vessel Valadon
Delivery Date						May 17, 2017
Kamsarmax Drybulk secondhand vessel Matisse
Delivery Date						June 1, 2017
Kamsarmax drybulk carrier Kelly
Delivery Date						June 14, 2017
Purchase price													$ 26,218
Secondhand Kamsarmax drybulk carrier Nasaka
Delivery Date						May 10, 2017
Purchase price																	$ 22,000
Second hand Kamsarmax drybulk vessel Castellani
Delivery Date						June 6, 2017
Purchase price																$ 23,500
Suezmax newbuilding vessel Samsara
Delivery Date						May 19, 2017
Gain/ (Loss) from common control transaction										440
Date of agreement						May 24, 2017
Time Charter Agreement Duration						5 years
Purchase price															$ 64,000
Anderida VLGC
Date of agreement						Jun. 29, 2017
Time Charter Agreement Duration						5 years
Maximum extension of time charter duration						3 years
Anderida VLGC | LPG Option Agreement
Delivery Date						Jun. 28, 2017
Number of vessels		1
Purchase price		$ 83,500
Accounting for transactions under common control		6,500
Payment of purchase price		61,650
Anderida VLGC | LPG Option Agreement | Secured credit facility dated June 22, 2017
Amount drawn down		37,500
Anderida VLGC | LPG Option Agreement | New Revolving Facility
Amount drawn down		$ 21,850
Aisling VLGC
Date of agreement						Sep. 12, 2017
Time Charter Agreement Duration						5 years
Maximum extension of time charter duration						3 years
Aisling VLGC | LPG Option Agreement
Delivery Date						Sep. 07, 2017
Number of vessels			1
Purchase price			$ 83,500
Accounting for transactions under common control			6,500
Payment of purchase price			61,650
Aisling VLGC | LPG Option Agreement | Secured credit facility dated June 22, 2017
Amount drawn down			37,500
Aisling VLGC | LPG Option Agreement | New Revolving Facility
Amount drawn down			$ 21,850
Mont Fort VLGC
Delivery Date						Oct. 31, 2017
Date of agreement						Nov. 05, 2017
Time Charter Agreement Duration						10 years
Mont Fort VLGC | LPG Option Agreement
Number of vessels				1
Purchase price				$ 83,500
Mont Gele VLGC
Delivery Date						Jan. 04, 2018
Date of agreement						Jan. 11, 2018
Time Charter Agreement Duration						10 years
Mont Gele VLGC | LPG Option Agreement
Number of vessels				1
Purchase price				$ 83,500
Payment of purchase price	$ 44,869
Mont Gele VLGC | LPG Option Agreement | Secured credit facility dated June 22, 2017
Amount drawn down	$ 37,500
Mont Fort and Mont Gele | LPG Option Agreement
Accounting for transactions under common control				16,001
Payment of purchase price				120,300
Mont Fort and Mont Gele | LPG Option Agreement | Secured credit facility dated June 22, 2017
Amount drawn down				75,000
Mont Fort and Mont Gele | LPG Option Agreement | New Revolving Facility
Amount drawn down				$ 46,700
Newcastlemax drybulk carrier Huahine
Delivery Date						Jun. 01, 2018
Payment of purchase price					$ 38,500
Suezmax vessel Marfa
Delivery Date						Jun. 08, 2018
Payment of purchase price					$ 55,333
Huahine and Marfa vessels
Number of vessels					2
Debt assumed					$ 50,333
Accounting for transactions under common control					1,581
Amount used for repayment of debt					$ 43,500
Panamax vessel Ecola
Disposal Date						Dec. 29, 2017
Vessels total sale price														$ 8,500
Impairment loss, gain/(loss) from sale of vessel and other										$ 4,425
2001 built Panamax drybulk carrier, Maganari
Disposal Date						May 24, 2018
Vessels total sale price												$ 9,700
Impairment loss, gain/(loss) from sale of vessel and other						$ 5,109
Panamax drybulk carriers Bargara, Redondo, Mendocino and Marbella
Number of vessels											4
Vessels total sale price											$ 35,568
Redondo vessel | Subsequent Event
Disposal Date									Jul. 18, 2018
Gain/(loss) from sale of vessel									$ 3,828
Marbella vessel | Subsequent Event
Disposal Date								Jul. 24, 2018
Gain/(loss) from sale of vessel								$ 4,898